Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Litigation, Claims and Assessments

We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse effect on our financial condition or results of operations.

Self-Insurance

Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required. Reserves in the amounts of $5,582 and $4,844 at December 31, 2013 and 2012, respectively, were established related to such programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.

Variable Interest Entity

As of December 31, 2013, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entity meets the definition of Variable Interest Entity (“VIE”); however, we do not meet the requirements to include this entity in the consolidated financial statements. The maximum exposure to loss related to our involvement with this entity is limited to approximately $4,400. See “Self-Insurance” above for further information on commitments associated with the insurance programs and Note 12, under the caption “Off-Balance Sheet Financial Instruments,” for further information on standby letters of credit. At December 31, 2013, there were no other entities that met the definition of a VIE.

Operating Leases

We are obligated under various non-cancelable operating lease agreements for real property, equipment, vehicles and a corporate aircraft used in our operations with varying terms through 2023. We are committed to pay a portion of the actual operating expenses under certain of these lease agreements. These operating expenses are not included in the table below. Some of these arrangements have free or escalating rent payment provisions. We recognize rent expense under such arrangements on a straight-line basis over the lease term.

At December 31, 2013, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2014	$64,967
2015	54,508
2016	43,322
2017	28,356
2018	14,006
Thereafter	8,388

Total minimum payments	$213,547

Rental expense for the years ended December 31, 2013, 2012 and 2011, was $79,585, $76,547 and $70,933, respectively.